COST OF SALES	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2019	2018	2019	2018	2019	2018	2019	2018
Direct mining cost[1,2]	$921	$716	$63	$69	$—	$2	$984	$787
Depreciation	431	290	28	30	7	8	466	328
Royalty expense	78	43	9	8	—	—	87	51
Community relations	7	9	1	1	—	—	8	10
	$1,437	$1,058	$101	$108	$7	$10	$1,545	$1,176
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2019	2018	2019	2018	2019	2018	2019	2018
Direct mining cost[1,2]	$1,815	$1,406	$139	$135	$—	$4	$1,954	$1,545
Depreciation	815	588	70	49	16	16	901	653
Royalty expense	144	93	21	17	—	—	165	110
Community relations	13	17	2	3	—	—	15	20
	$2,787	$2,104	$232	$204	$16	$20	$3,035	$2,328

[1]
Direct mining cost includes charges to reduce the cost of inventory to net realizable value as follows: $12 million for the three months ended June 30, 2019 (2018: $2 million) and $16 million for the six months ended June 30, 2019 (2018: $5 million).

[2]	Direct mining cost includes the costs of extracting by-products.

[3]	Other includes realized hedge gains and losses and corporate amortization.